Other Assets and Liabilities (Schedule of Other Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Other assets:
Account receivable, Receivable from brokers, dealers and customers for securities transactions	¥ 885,842	¥ 725,490
Account receivable, Other	757,942	768,120
Investments in equity method investees	675,829	585,459
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	362,695	378,119
Prepaid benefit cost (Note 13)	151,835	290,825
Cash collateral paid (Note 8)	766,617	634,299
Other assets, Other	1,625,652	1,587,026
Other assets, Total	5,226,412	4,969,338
Other liabilities:
Account payable, Payables to brokers, dealers and customers for securities transactions	1,361,773	996,985
Account payable, Other	900,446	775,149
Deferred tax liabilities	121,445	76,217
Allowance for off-balance sheet credit instruments	73,616	85,651
Accrued benefit cost (Note 13)	76,121	69,391
Guarantees and indemnifications	46,965	52,655
Cash collateral received (Note 8)	337,192	260,233
Accrued and other liabilities	1,927,343	1,823,611
Other liabilities, Total	¥ 4,844,901	¥ 4,139,892